Nicholas-Applegate Institutional Funds

600 West Broadway, 30th Floor

San Diego, California 92101

July 31, 2009

Writer’s Direct

Dial Number:

(619) 687-2972

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:                                                                              Nicholas-Applegate Institutional Funds (the “Registrant” or, as applicable, “Funds”) Post-Effective Amendment No. 42 to Form N-1A Registration Statement, 1933 Act File No. 333-71469, No. 60 to 1940 Act File No. 811-07384, Filed June 2, 2009 (the “Registration Statement”)

CIK No. 0000895414

Ladies and Gentlemen:

Concurrently with this letter we are filing electronically on behalf of the Trust, Post-Effective Amendment No. 43 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940 to the Registration Statement of the Trust (the “Amendment”).

This Amendment is filed for the purpose of incorporating the financial statements of the Trust into the Registration Statement; and to make appropriate non-material changes and other conforming changes in response to Staff comments in accordance with Rule 485(b)(1) under the Securities Act of 1933, as further described below.

This Amendment is filed solely for the purposes indicated in the preceding paragraph.  No material event requiring disclosure in the prospectuses herein, other than the incorporation of the Fund’s financial information, has occurred since the June 2, 2009 filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which becomes effective as of August 1, 2009.  This amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.

Pursuant to the Staff’s request, set forth below are responses to Staff comments, and a description of changes that have been made to the prospectuses submitted in the Registration Statement, in response to those comments. Staff comments are listed in the order in which they were received.

Furthermore, as requested, Registrant acknowledges that (1) Registrant is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (2) Staff comments or changes to disclosure in response Staff comments in the Registration Statement reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and (3) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Registrant further acknowledges that the Division of Enforcement has access to all information provided to the Staff of the Division of Investment Management in its review of the Registration Statement or in response to its comments on the Registration Statement.

If you have any questions concerning this letter, please do not hesitate to telephone the undersigned at the number set forth above.

Comment 1

Indicate in your response letter whether Total Annual Fund Operating Expenses have been restated up or down.  For those Funds that have been restated down, explain the reason or reasons that the expenses have decreased.

Response

Each Fund’s Total Annual Fund Operating Expenses reflect the sum of (a) a management fee, (b) an administrative fee, and (c) trustees’, tax, and interest expenses.  In the case of R class shares, Total Annual Fund Operating Expenses also reflect a distribution fee of .25%.  For each Fund, the management fee, administrative fee, and distribution fee are unchanged in the Amendment.  All changes to the Total Annual Fund Operating Expenses are a result of changes to the “Other Expenses” resulting from changes in the trustees’, tax, and interest expenses experienced by the Funds in the most recent fiscal year.  The following Funds’ expenses tables have been restated downward as a result of lower trustees’, tax, and interest expenses in the most recent fiscal year: U.S. Systematic Large Cap Growth, Global Select, International Growth, Emerging Markets, and International Systematic.

Comment 2

The Average Annual Total Return Table of the U.S. Small to Mid Cap Growth Fund indicates an inception date that predates the inception of the Fund.  Explain or correct the inconsistency.

Response

The inception date stated in the Average Annual Total Return Table of the U.S. Small to Mid Cap Growth Fund has been corrected to reflect the Fund’s proper inception date: July 31, 2007.

Comment 3

Include in your response to these comments the “Tandy Letter” acknowledgements.

Response

The requested “Tandy Letter” acknowledgements have been included above.

We hope that these responses adequately address the comments issued by the Staff.  If you have any questions concerning our responses or the enclosed information, please do not hesitate to telephone the undersigned at the number set forth above.  Thank you for your assistance regarding this matter.

Best Regards,

/S/

Michael McGrath

Cc:                               Charles H. Field, Jr.

Deborah A Wussow